20 Provision for legal proceedings (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Description of tax scrutiny period	Pursuant to prevailing tax laws, municipal, federal, state taxes and social security contributions are under scrutiny at periods varying between 5 and 30 years.
Civil [member]
Disclosure of other provisions [line items]
Restricted deposits for legal proceeding	R$ 23	R$ 28
Social security and labor [member]
Disclosure of other provisions [line items]
Provision for contingencies accrued amount	63	75
Tax [member]
Disclosure of other provisions [line items]
Provision for contingencies accrued amount	169	221
Tax contingent liability [member]
Disclosure of other provisions [line items]
Other litigation	24	20
Provision for lawsuits	17	19
Contingent liabilities possible losses amount	2,408	2,353
Contingent liabilities assessments prior amount	446	457
Contingent liabilities tax proceedings	632	666
Contingent liabilities tax assessments amount	1,235	1,157
Advertising expenses and various fees	13	13
Contingent liabilities estimate possible losses amount	R$ 21	21
Guarantees [Member]
Disclosure of other provisions [line items]
Percentage for cost of letter of guarantees	0.45%
PIS/COFINS [member]
Disclosure of other provisions [line items]
Potential credit amount	R$ 117
Civil and other [member]
Disclosure of other provisions [line items]
Provision for lawsuits	5	8
Provision for contingencies remaining amount	R$ 50	R$ 53